International Equity Portfolio Investment Strategy - International Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities. The Portfolio will primarily hold equity securities of issuers from at least three different countries (not including the U.S.). The Portfolio’s equity investments may include common stocks, depositary receipts evidencing ownership of common stocks, certain preferred stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Portfolio may purchase securities in any country, including those with developed markets and emerging markets and is not required to allocate its investments in set percentages in particular countries, except that the Portfolio’s investments in emerging markets countries normally will be limited to 30% of its net assets. From time to time, the Portfolio may have significant investments in one or more countries, a geographic region, or in particular sectors. The Portfolio may enter into currency forward contracts in order to hedge direct or indirect foreign currency exposure. The adviser may hedge currency risk using “proxy” currencies (i.e., currencies that are correlated with, but not the same as the currency of the instrument being hedged). The Portfolio typically invests in well-established companies of medium-to-large capitalization based on standards of the applicable market. The Portfolio typically invests in companies that, in the adviser’s opinion, appear to be temporarily undervalued but have a favorable outlook for long- term growth. The Portfolio’s adviser also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, financially material environmental, social, and governance (“ESG”) issues, along with the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The adviser also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders. The adviser may consider selling an equity security when it believes the price of the security reflects more optimistic expectations about the company’s prospects than the adviser’s expectations, when its assessment of the company’s long-term fundamentals grows negative, or when the adviser identifies a more attractive investment opportunity.